Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. mid-cap equities rose modestly during the trailing 12 months, against a backdrop of volatile market swings, strong enthusiasm for AI, and continued concentration in a narrow group of market leaders. While tariff-related uncertainty periodically unsettled markets, sentiment improved as the period progressed. Sector and stock-level dispersion remained elevated within the mid-cap segment. The Fund rose but trailed its benchmark, the Russell 1000 Index.
The Fund’s consumer discretionary holdings contributed most to absolute performance, while energy and  financials also added positively. In contrast, health care and basic materials were the most notable detractors from performance, with telecommunications also weighing on results.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.98	7.06	10.41
Russell 1000 Total Return	16.73	13.32	15.32
Russell Midcap Value Total Return	19.33	10.17	11.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
Net Assets	$ 98,126,725
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 676,481
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$98,126,725
Number of Holdings	40
Net Advisory Fee	$676,481
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	5.0%
Baxter International, Inc.	5.0%
Humana, Inc.	4.4%
Oshkosh Corp.	4.1%
Avnet, Inc.	3.8%
Magna International, Inc.	3.3%
Dollar General Corp.	3.2%
Adient PLC	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Skyworks Solutions, Inc.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. mid-cap equities rose modestly during the trailing 12 months, against a backdrop of volatile market swings, strong enthusiasm for AI, and continued concentration in a narrow group of market leaders. While tariff-related uncertainty periodically unsettled markets, sentiment improved as the period progressed. Sector and stock-level dispersion remained elevated within the mid-cap segment. The Fund rose but trailed its benchmark, the Russell 1000 Index.
The Fund’s consumer discretionary holdings contributed most to absolute performance, while energy and  financials also added positively. In contrast, health care and basic materials were the most notable detractors from performance, with telecommunications also weighing on results.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	5.59	6.65	10.02
Russell 1000 Total Return	16.73	13.32	15.32
Russell Midcap Value Total Return	19.33	10.17	11.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/ for more recent performance information.
Net Assets	$ 98,126,725
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 676,481
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$98,126,725
Number of Holdings	40
Net Advisory Fee	$676,481
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	5.0%
Baxter International, Inc.	5.0%
Humana, Inc.	4.4%
Oshkosh Corp.	4.1%
Avnet, Inc.	3.8%
Magna International, Inc.	3.3%
Dollar General Corp.	3.2%
Adient PLC	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Skyworks Solutions, Inc.	3.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	PZIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$137	1.08%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, against a backdrop of volatile market conditions and continued strength in technology-related areas, though returns were increasingly dispersed across countries and sectors. Technology-driven gains in markets such as Korea and Taiwan, alongside strong performance in parts of Latin America, contrasted with softer results in countries including India and Indonesia. At the sector level, information technology, materials, industrials, and financials were the strongest performers, while no sector posted negative performance over the period. The Fund rose during the period and outperformed the MSCI Emerging Markets Index.
Financials, information technology, and industrials were the largest contributors to absolute performance, while consumer discretionary and consumer staples also contributed positively.
At the country level, Korea, China, and Brazil were the largest contributors to absolute performance, while Kazakhstan, South Africa, and Saudi Arabia weighed on results.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	53.76	13.92	13.98
MSCI EM (EMERGING MARKETS) Net (USD)	49.96	6.31	10.69
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	49.90	9.21	10.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
Net Assets	$ 4,042,693,642
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 27,725,831
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,042,693,642
Number of Holdings	69
Net Advisory Fee	$27,725,831
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
Ambev S.A.	2.6%
Hyundai Mobis Co., Ltd.	2.5%
Pacific Basin Shipping, Ltd.	2.4%
Hankook Tire & Technology Co., Ltd.	2.4%
Alibaba Group Holding, Ltd.	2.3%
WH Group, Ltd.	2.2%
Credicorp, Ltd.	2.1%
Tencent Holdings, Ltd.	2.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Investor Class
Trading Symbol	PZVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.43%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, against a backdrop of volatile market conditions and continued strength in technology-related areas, though returns were increasingly dispersed across countries and sectors. Technology-driven gains in markets such as Korea and Taiwan, alongside strong performance in parts of Latin America, contrasted with softer results in countries including India and Indonesia. At the sector level, information technology, materials, industrials, and financials were the strongest performers, while no sector posted negative performance over the period. The Fund rose during the period and outperformed the MSCI Emerging Markets Index.
Financials, information technology, and industrials were the largest contributors to absolute performance, while consumer discretionary and consumer staples also contributed positively.
At the country level, Korea, China, and Brazil were the largest contributors to absolute performance, while Kazakhstan, South Africa, and Saudi Arabia weighed on results.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	53.19	13.53	13.62
MSCI EM (EMERGING MARKETS) Net (USD)	49.96	6.31	10.69
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	49.90	9.21	10.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/ for more recent performance information.
Net Assets	$ 4,042,693,642
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 27,725,831
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,042,693,642
Number of Holdings	69
Net Advisory Fee	$27,725,831
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
Ambev S.A.	2.6%
Hyundai Mobis Co., Ltd.	2.5%
Pacific Basin Shipping, Ltd.	2.4%
Hankook Tire & Technology Co., Ltd.	2.4%
Alibaba Group Holding, Ltd.	2.3%
WH Group, Ltd.	2.2%
Credicorp, Ltd.	2.1%
Tencent Holdings, Ltd.	2.1%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap equities rose during the trailing 12 months. Markets moved higher through year-end and into early 2026, supported by resilient economic data and stable interest-rate expectations. Small caps underperformed for much of the period, but rebounded to start 2026 as leadership broadened beyond large-cap technology toward more cyclical areas and smaller-cap stocks showed relative resilience. Dispersion across sectors and individual stocks remained elevated. The Fund rose but trailed its benchmark, the Russell 2000 Index.
The Fund’s industrials and consumer discretionary holdings contributed most to absolute performance, while financials also added positively. In contrast, basic materials and real estate were the only sectors to detract from absolute performance over the period.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Institutional Class	11.98	7.54	8.20
Russell 2000 Total Return Index	23.34	5.05	10.22
Russell 2000 Value Total Return	24.95	7.67	9.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
Net Assets	$ 94,652,279
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 315,579
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,652,279
Number of Holdings	50
Net Advisory Fee	$315,579
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Spectrum Brands Holdings, Inc.	4.1%
Teleflex, Inc.	3.4%
Adient PLC	3.1%
Douglas Dynamics, Inc.	3.0%
Webster Financial Corp.	2.9%
Columbia Banking System, Inc.	2.8%
Avnet, Inc.	2.6%
Old National Bancorp of Indiana	2.6%
Aebi Schmidt Holding A.G.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.30%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. small-cap equities rose during the trailing 12 months. Markets moved higher through year-end and into early 2026, supported by resilient economic data and stable interest-rate expectations. Small caps underperformed for much of the period, but rebounded to start 2026 as leadership broadened beyond large-cap technology toward more cyclical areas and smaller-cap stocks showed relative resilience. Dispersion across sectors and individual stocks remained elevated. The Fund rose but trailed its benchmark, the Russell 2000 Index.
The Fund’s industrials and consumer discretionary holdings contributed most to absolute performance, while financials also added positively. In contrast, basic materials and real estate were the only sectors to detract from absolute performance over the period.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Investor Class	11.62	7.26	7.90
Russell 2000 Total Return Index	23.34	5.05	10.22
Russell 2000 Value Total Return	24.95	7.67	9.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/ for more recent performance information.
Net Assets	$ 94,652,279
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 315,579
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,652,279
Number of Holdings	50
Net Advisory Fee	$315,579
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Spectrum Brands Holdings, Inc.	4.1%
Teleflex, Inc.	3.4%
Adient PLC	3.1%
Douglas Dynamics, Inc.	3.0%
Webster Financial Corp.	2.9%
Columbia Banking System, Inc.	2.8%
Avnet, Inc.	2.6%
Old National Bancorp of Indiana	2.6%
Aebi Schmidt Holding A.G.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	1.03%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small-cap equities rose during the trailing 12 months, as markets navigated periods of elevated volatility, improving sentiment, and a gradual broadening in leadership beyond the narrowest areas of the market. The backdrop was supported by stabilizing interest rate expectations and improving risk appetite, though returns remained uneven across countries, sectors, and individual companies. Against this backdrop, the Fund rose and outperformed the MSCI World ex-USA IMI Index.
The Fund’s materials, financials, consumer discretionary, and industrials holdings contributed most to absolute performance, while no sector detracted from performance over the period.
At the country level, Japan, Ireland, and the United Kingdom were among the largest contributors to performance, while Denmark was a modest detractor.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Class	38.90	14.25	9.15
MSCI World ex-USA IMI Index Net (USD)	36.95	10.79	9.51
MSCI WORLD ex USA SMALL CAP Net (USD)	46.34	8.40	8.24
MSCI World ex USA Small Cap Value index Net (USD)	49.48	11.40	9.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
Net Assets	$ 225,707,857
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 1,417,211
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$225,707,857
Number of Holdings	50
Net Advisory Fee	$1,417,211
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.9%
Kanto Denka Kogyo Co., Ltd.	3.9%
Senior PLC	3.5%
Permanent TSB Group Holdings PLC	3.4%
Nokian Renkaat Oyj	3.3%
Fukuoka Financial Group, Inc.	3.2%
Elders, Ltd.	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.6%
Fletcher Building, Ltd.	2.6%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.33%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small-cap equities rose during the trailing 12 months, as markets navigated periods of elevated volatility, improving sentiment, and a gradual broadening in leadership beyond the narrowest areas of the market. The backdrop was supported by stabilizing interest rate expectations and improving risk appetite, though returns remained uneven across countries, sectors, and individual companies. Against this backdrop, the Fund rose and outperformed the MSCI World ex-USA IMI Index.
The Fund’s materials, financials, consumer discretionary, and industrials holdings contributed most to absolute performance, while no sector detracted from performance over the period.
At the country level, Japan, Ireland, and the United Kingdom were among the largest contributors to performance, while Denmark was a modest detractor.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Investor Class	38.52	13.92	8.85
MSCI World ex-USA IMI Index Net (USD)	36.95	10.79	9.51
MSCI WORLD ex USA SMALL CAP Net (USD)	46.34	8.40	8.24
MSCI World ex USA Small Cap Value index Net (USD)	49.48	11.40	9.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/ for more recent performance information.
Net Assets	$ 225,707,857
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 1,417,211
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$225,707,857
Number of Holdings	50
Net Advisory Fee	$1,417,211
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.9%
Kanto Denka Kogyo Co., Ltd.	3.9%
Senior PLC	3.5%
Permanent TSB Group Holdings PLC	3.4%
Nokian Renkaat Oyj	3.3%
Fukuoka Financial Group, Inc.	3.2%
Elders, Ltd.	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.6%
Fletcher Building, Ltd.	2.6%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Institutional Class
Trading Symbol	PZINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.74%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets rose during the trailing 12 months, supported by improving risk appetite and strength across major regions, particularly in Europe, as leadership broadened beyond a narrow group of large-cap growth stocks. The period was marked by elevated volatility and shifting sentiment, but non-U.S. markets benefited from increased investor interest as global equity performance became less concentrated in the U.S. Value outperformed growth, and cyclical areas of the market contributed meaningfully to returns. The Fund rose and outperformed the MSCI EAFE Index.
The Fund’s financials, information technology, and consumer discretionary holdings were the largest contributors to absolute performance, while no sector detracted from absolute performance over the period, reflecting strength across cyclical and economically sensitive areas of the market.
At the country level, Japan, the United Kingdom, and Korea were among the largest contributors to performance, while no country materially detracted from performance over the period.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Institutional Class	41.59	12.48
MSCI EAFE Net (USD)	34.63	9.61
MSCI EAFE VALUE Net (USD)	46.09	14.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
Net Assets	$ 140,408,701
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 559,394
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$140,408,701
Number of Holdings	69
Net Advisory Fee	$559,394
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	5.3%
HSBC Holdings PLC	2.8%
Murata Manufacturing Co., Ltd.	2.8%
Daimler Truck Holding AG	2.6%
ArcelorMittal S.A.	2.6%
Daikin Industries, Ltd.	2.4%
Reckitt Benckiser Group PLC	2.4%
ING Groep N.V.	2.3%
Suntory Beverage & Food, Ltd.	2.3%
Rexel S.A.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Investor Class
Trading Symbol	PZVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.00%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets rose during the trailing 12 months, supported by improving risk appetite and strength across major regions, particularly in Europe, as leadership broadened beyond a narrow group of large-cap growth stocks. The period was marked by elevated volatility and shifting sentiment, but non-U.S. markets benefited from increased investor interest as global equity performance became less concentrated in the U.S. Value outperformed growth, and cyclical areas of the market contributed meaningfully to returns. The Fund rose and outperformed the MSCI EAFE Index.
The Fund’s financials, information technology, and consumer discretionary holdings were the largest contributors to absolute performance, while no sector detracted from absolute performance over the period, reflecting strength across cyclical and economically sensitive areas of the market.
At the country level, Japan, the United Kingdom, and Korea were among the largest contributors to performance, while no country materially detracted from performance over the period.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Investor Class	41.23	12.19
MSCI EAFE Net (USD)	34.63	9.61
MSCI EAFE VALUE Net (USD)	46.09	14.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/ for more recent performance information.
Net Assets	$ 140,408,701
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 559,394
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$140,408,701
Number of Holdings	69
Net Advisory Fee	$559,394
Portfolio Turnover	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	5.3%
HSBC Holdings PLC	2.8%
Murata Manufacturing Co., Ltd.	2.8%
Daimler Truck Holding AG	2.6%
ArcelorMittal S.A.	2.6%
Daikin Industries, Ltd.	2.4%
Reckitt Benckiser Group PLC	2.4%
ING Groep N.V.	2.3%
Suntory Beverage & Food, Ltd.	2.3%
Rexel S.A.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/